Note 2 - Cash and Balances Due From Banks	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
(2)
Cash
and
Balances
Due
from
Banks

Components of cash and balances due from banks are as follows as of
December
31:

	20 16	2015

Cash on Hand and Cash Items	$8,509,530	$9,061,678
Noninterest-Bearing Deposits with Other Banks	20,312,574	13,194,968

	$28,822,104	$22,256,646

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits. Reserve balances totaled approximately
$1,417,000
and
$1,275,000
at
December
31,
2016
and
2015,
respectively.